CARE AND MAINTENANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of detailed information of care and maintenance expenses
Care and maintenance for the years ended December 31, 2017 and 2016 is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Cosmo mine	$9,587	$—
Holloway mine	2,192	—
Hislop mine	98	80
Care and maintenance	$11,877	$80